As filed with the Securities and Exchange Commission on December 27, 2004
                                     Investment Company Act file number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Connecticut Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2004

ITEM 1: SCHEDULE OF INVESTMENTS

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
October 31, 2004
(UNAUDITED)


                                                                                Maturity    Current     Amortized      Ratings (a)
       Shares/Par          Security Description                                   Date      Coupon        Cost      Moody's     S&P
       ----------          --------------------                                   ----      ------        ----      -------     ---
PUT BONDS (b)(6.00%)
------------------------------------------------------------------------------------------------------------------------------------
$    2,000,000.00          CONNECTICUT STATE GO - SERIES 515                    03/24/05    1.10 %  $  2,000,000.00   VMIG-1
     4,995,000.00          CONNECTICUT STATE P-FLOAT PA 347                     11/18/04    1.10       4,995,000.00             A1+
     1,000,000.00          HOUSTON, TX INDEPENDENT SCHOOL DISTRICT
                           (LIMITED TAX SCHOOLHOUSE)                            06/15/05    1.73       1,000,000.00   VMIG-1    A1+
-----------------                                                                                   ---------------
$    7,995,000.00          TOTAL PUT BONDS                                                          $  7,995,000.00
-----------------                                                                                   ---------------

TAX EXEMPT COMMERCIAL PAPER (3.75%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000.00          STATE OF CONNECTICUT HEFA RB (YALE UNIVERSITY)       12/08/04    1.60 %  $  5,000,000.00   VMIG-1    A1+
-----------------                                                                                   ---------------
$    5,000,000.00          TOTAL TAX EXEMPT COMMERCIAL PAPER                                        $  5,000,000.00
-----------------                                                                                   ---------------

TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS (23.43%)
------------------------------------------------------------------------------------------------------------------------------------
$    2,000,000.00          CONNECTICUT STATE GO REFUNDING BOND, YTM 1.16% (c)   04/15/05    5.00 %  $  2,034,411.67
     2,015,000.00          FRANKLIN, CT BAN, YTM 1.25% (c)                      05/11/05    2.00       2,022,803.03
     2,000,000.00          MANCHESTER, CT TEMPORARY NOTES, YTM 1.10% (c)        07/06/05    2.75       2,015,307.23
     3,000,000.00          MILFORD, CT BAN, YTM 1.23%                           11/05/04    1.25       3,000,080.88    MIG-1  SP-1+
     4,270,000.00          MONROE, CT BAN, YTM 1.40% (c)                        04/06/05    2.25       4,285,318.27
     2,640,000.00          NEW HAVEN, CT GO, YTM 0.98% (c)
                           INSURED BY FGIC                                      11/01/04    5.00       2,640,000.00
     1,295,000.00          NORWALK, CT GO REFUNDING BOND, YTM 0.94% (c)         01/15/05    2.00       1,297,782.94
     4,685,000.00          PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL PCFA
                           (MERCK & CO PROJECT) - SERIES 1883A (c)              12/01/04    1.25       4,685,000.00
       220,000.00          PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL PCFA
                           (MERCK & CO PROJECT) - SERIES 1883A (c)              12/01/04    1.25         220,000.00
     3,000,000.00          REGIONAL SCHOOL DISTRICT NO. 10 BAN, YTM 0.90% (c)   12/15/04    0.97       3,000,246.54
     2,000,000.00          STATE OF TEXAS TRAN, YTM 1.60%                       08/31/05    3.00       2,022,861.97    MIG-1  SP-1+
     2,950,000.00          STONINGTON, CT BAN - LOT A, YTM 1.70% (c)            10/13/05    3.00       2,985,724.50
     1,000,000.00          WATERBURY, CT GO - SERIES A, YTM 1.70% (c)
                           INSURED BY FSA                                       04/01/05    4.00       1,009,435.16
-----------------                                                                                   ---------------
$   31,075,000.00          TOTAL TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS                        $ 31,218,972.19
-----------------                                                                                   ---------------

VARIABLE RATE DEMAND INSTRUMENTS (d)(66.59%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,110,000.00          BRIDGEPORT, CT GO 2000A ROCS II - SERIES R
                           INSURED BY FGIC                                      07/15/16    1.78 %  $  5,110,000.00   VMIG-1
     5,000,000.00          COMMONWEALTH OF PUERTO RICO GDB
                           INSURED BY MBIA INSURANCE CORP.                      12/01/15    1.70       5,000,000.00   VMIG-1    A1+
     2,200,000.00          CONNECTICUT DEVELOPMENT AUTHORITY REFUNDING
                           AIRPORT HOTEL RB (BRADLEY AIRPORT HOTEL PROJECT)
                           - SERIES 1997A
                           LOC KBC BANK                                         03/01/17    1.76       2,200,000.00   VMIG-1
     1,000,000.00          CONNECTICUT DEVELOPMENT AUTHORITY REFUNDING AIRPORT
                           HOTEL RB (BRADLEY AIRPORT HOTEL PROJECT)
                           - SERIES 1997B
                           LOC JPMORGAN CHASE & COMPANY                         03/01/17    1.76       1,000,000.00   VMIG-1
     5,000,000.00          CONNECTICUT DEVELOPMENT AUTHORITY SOLID WASTE
                           DISPOSAL (PJ RAND / WHITNEY PROJECT)
                           LOC BANK OF MONTREAL                                 08/01/23    1.80       5,000,000.00   VMIG-1    A1+
     7,000,000.00          CONNECTICUT HEFA RB (KINGSWOOD-OXFORD SCHOOL ISSUE)
                           LOC ALLIED IRISH BANK                                07/01/30    1.74       7,000,000.00   VMIG-1
     2,000,000.00          CONNECTICUT HFA HOUSING MORTGAGE FINANCE PROGRAM
                           BONDS - SERIES 2001 A-3
                           INSURED BY AMBAC INDEMNITY CORP.                     05/15/32    1.76       2,000,000.00   VMIG-1    A1+
     4,800,000.00          CONNECTICUT STATE HFA HOUSING MORTGAGE FINANCE
                           PROGRAM B-3
                           INSURED BY AMBAC INDEMINITY CORP.                    05/15/33    1.76       4,800,000.00   VMIG-1
     4,000,000.00          CONNECTICUT STATE HFA HOUSING MORTGAGE FINANCE
                           PROGRAM D-1
                           INSURED BY AMBAC INDEMINITY CORP.                    11/15/23    1.70       4,000,000.00   VMIG-1    A1+
     3,366,000.00          CONNECTICUT HOUSING AUTHORITY - SERIES 1989D
                           GUARANTEED BY FEDERAL HOME LOAN BANK                 11/15/24    1.83       3,366,000.00   VMIG-1    A1+
     1,640,000.00          CONNECTICUT STATE DEVELOPMENT AUTHORITY IDRB
                           (ACUCUT INC. PROJECT) (c)
                           LOC FIRST UNION NATIONAL BANK                        06/01/18    1.94       1,640,000.00
     6,000,000.00          CONNECTICUT STATE DEVELOPMENT AUTHORITY IDRB
                           (GERBER SCIENTIFIC INCORPORATED)
                           LOC WACHOVIA BANK & TRUST CO., N.A.                  12/01/14    1.75       6,000,000.00             A1+
     4,365,000.00          CONNECTICUT STATE HEFA (CENTRAL CONNECTICUT
                           COAST YMCA) - SERIES 2003
                           LOC CITIZENS BANK                                    07/01/33    1.74       4,365,000.00   VMIG-1
     5,000,000.00          CONNECTICUT STATE HEFA (EASTERN CONNECTICUT HEALTH)
                           - SERIES B
                           LOC COMERICA BANK                                    07/01/34    1.77       5,000,000.00   VMIG-1    A1+
     1,340,000.00          CONNECTICUT STATE HEFA (QUINNIPIAC UNIVERSITY)
                           - SERIES 2003
                           LOC JPMORGAN CHASE & COMPANY                         07/01/23    1.67       1,340,000.00   VMIG-1    A1+
     3,000,000.00          CONNECTICUT STATE HEFA (ST. FRANCIS HOSPITAL) (c)
                           INSURED BY FGIC                                      07/01/23    1.82       3,000,000.00
     1,500,000.00          CONNECTICUT STATE HEFA RB (EDGEHILL) - SERIES C
                           LOC KBC BANK                                         07/01/27    1.68       1,500,000.00   VMIG-1
     5,000,000.00          CONNECTICUT STATE HEFA RB (HARTFORD UNIVERSITY)
                           - SERIES F
                           LOC CITIZENS BANK                                    07/01/34    1.75       5,000,000.00   VMIG-1    A1+
     5,015,000.00          CONNECTICUT STATE HEFA RB PUTTERS - SERIES 215Z      07/01/30    1.77       5,015,000.00             A1+
     2,000,000.00          CONNECTICUT STATE SPECIAL TAX OBLIGATION RB
                           (SECOND LIEN TRANSPORTATION INFRASTRUCTURE)
                           INSURED BY FSA                                       12/01/10    1.74       2,000,000.00    P1       A1+
     1,000,000.00          GULF COAST, TX WASTE DISPOSAL AUTHORITY
                           (AMOCO OIL CO.)                                      01/01/26    1.79       1,000,000.00   VMIG-1    A1+
       440,000.00          NEW BRITAIN, CT GO - SERIES B (c)
                           INSURED BY AMBAC INDEMNITY CORP.                     04/01/20    1.78         440,000.00
     1,000,000.00          PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING
                           AUTHORITY                                            04/01/27    1.75       1,000,000.00             A1+
     3,000,000.00          PUERTO RICO ELECTRIC POWER AUTHORITY - SERIES SG A43
                           INSURED BY MBIA INSURANCE CORP.                      07/01/22    1.77       3,000,000.00             A1+
     2,695,000.00          PUERTO RICO PFC COMMONWEALTH APPROPRIATION BONDS
                           - SERIES 111
                           INSURED BY AMBAC INDEMNITY CORP.                     06/01/26    1.78       2,695,000.00             A1
     3,365,000.00          PUERTO RICO PFC P-FLOATS PA 843
                           INSURED BY FSA                                       07/01/16    1.76       3,365,000.00             A1+
     1,300,000.00          ST. CHARLES PARISH, LA PCRB (SHELL OIL
                           NORCO PROJECT)                                       11/01/21    1.77       1,300,000.00   VMIG-1    A1+
     1,600,000.00          STATE OF CONNECTICUT HEFA (HOSPITAL OF ST. RAPHAEL
                           PROJECT) - SERIES K
                           LOC KBC BANK                                         07/01/22    1.76       1,600,000.00   VMIG-1
-----------------                                                                                   ---------------
$   88,736,000.00          TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                   $ 88,736,000.00
-----------------                                                                                   ---------------


                           Total Investments (99.77%)                                               $132,949,972.19

                           Net Cash (0.23%)                                                              302,405.42
                                                                                                    ---------------
                           Net Assets (100.00%)                                                     $133,252,377.61
                                                                                                    ===============
                           Shares Outstanding :
                                Class A                                                               77,455,485.91
                                                                                                    ===============
                                Class B                                                               25,052,999.23
                                                                                                    ===============
                                JPMorgan Select Shares                                                30,762,203.20
                                                                                                    ===============
                           NAV:

                                Class A                                                             $          1.00
                                                                                                    ===============
                                Class B                                                             $          1.00
                                                                                                    ===============
                                JPMorgan Select Shares                                              $          1.00
                                                                                                    ===============

FOOTNOTES:


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line o credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN     =  Bond Anticipation Note                               LOC    =   Letter of Credit
     FGIC    =  Financial Guaranty Insurance Company                 PCFA   =   Pollution Control Finance Authority
     FSA     =  Financial Security Assurance                         PCRB   =   Pollution Control Revenue Bond
     GDB     =  Government Development Bond                          PFC    =   Public Finance Corporation
     GO      =  General Obligation                                   RB     =   Revenue Bond
     HEFA    =  Health and Education Facilities Authority            TRAN   =   Tax and Revenue Anticipation Note
     HFA     =  Housing Finance Authority                            YTM    =   Yield to Maturity
     IDRB    =  Industrial Development Revenue Bond

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/Rosanne Holtzer
                             Rosanne Holtzer
                             Secretary


Date: December  27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Steven W. Duff
                             Steven W. Duff
                             President


Date: December 27, 2004


By (Signature and Title)* /s/Anthony Pace
                             Anthony Pace
                             Treasurer


Date: December 27, 2004


* Print the name and title of each signing officer under his or her signature.